UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $328,065 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    18881   518715 SH       SOLE                   220231        0   298484
AMERICAN CAMPUS CMNTYS INC     COM              024835100     9307   536120 SH       SOLE                   164960        0   371160
AVALONBAY CMNTYS INC           COM              053484101    18008   382653 SH       SOLE                   136834        0   245819
BOSTON PROPERTIES INC          COM              101121101    16080   459030 SH       SOLE                   139880        0   319150
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    12812   515998 SH       SOLE                   189157        0   326841
DIGITAL RLTY TR INC            COM              253868103    21665   652948 SH       SOLE                   245239        0   407709
DOUGLAS EMMETT INC             COM              25960p109     8207  1110493 SH       SOLE                   371252        0   739241
ESSEX PPTY TR INC              COM              297178105    10308   179762 SH       SOLE                    57458        0   122304
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    17380   377820 SH       SOLE                   118578        0   259242
HCP INC                        COM              40414l109    16089   901353 SH       SOLE                   310167        0   591186
HEALTH CARE REIT INC           COM              42217k106    19405   634461 SH       SOLE                   287044        0   347417
HOME PROPERTIES INC            COM              437306103     1873    61100 SH       SOLE                        0        0    61100
MACERICH CO                    COM              554382101     7627  1218445 SH       SOLE                   456425        0   762020
MEDICAL PPTYS TRUST INC        COM              58463j304     8893  2436436 SH       SOLE                  1250840        0  1185596
OMEGA HEALTHCARE INVS INC      COM              681936100     8497   603500 SH       SOLE                   178959        0   424541
PROLOGIS                       SH BEN INT       743410102     3575   550000 SH       SOLE                   158752        0   391248
PUBLIC STORAGE                 COM              74460d109    25605   463438 SH       SOLE                   141516        0   321922
REGENCY CTRS CORP              COM              758849103    12776   480861 SH       SOLE                   177089        0   303772
SIMON PPTY GROUP INC NEW       COM              828806109    35608  1027950 SH       SOLE                   350437        0   677513
TANGER FACTORY OUTLET CTRS I   COM              875465106    12498   404995 SH       SOLE                   151060        0   253935
TAUBMAN CTRS INC               COM              876664103     3037   178241 SH       SOLE                    37489        0   140752
VENTAS INC                     COM              92276F100    12344   545973 SH       SOLE                   180795        0   365178
VORNADO RLTY TR                SH BEN INT       929042109    27590   830032 SH       SOLE                   288960        0   541072